Annual Total Returns- JPMorgan SmartRetirement 2045 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement 2045 Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.25%)	17.84%	22.37%	7.29%	(2.05%)	6.26%	21.34%	(10.35%)	24.10%	14.72%